Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Federal Home Loan Bank Advances	Federal Home Loan Bank AdvancesThe Company entered into a advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of nil and $380 million were outstanding at December 31, 2021 and 2020, respectively, and were recorded in other liabilities.